Financial Instruments Risk - Schedule of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	$ 75,825	$ 69,874
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	21,942	13,858
Accrued liabilities	38,176	34,810
Payroll liabilities	12,610	18,851
Excise tax payable	2,611	960
Other payables	486	1,395
Accounts payable and accrued liabilities	$ 75,825	$ 69,874